PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2022
Cost:
Computers, manufacturing, peripheral equipment	$133,465	$143,522
Office furniture and equipment	2,341	2,372
Leasehold improvements	1,460	1,694

	137,266	147,588
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	105,300	115,260
Office furniture and equipment	1,578	1,724
Leasehold improvements	1,005	1,148

	107,883	118,132

Depreciated cost	$29,383	$29,456

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were $10,668, $11,845 and $10,620 respectively.

Changes of property and equipment not resulted in cash outflows as of December 31, 2020, 2021 and 2022 amounted to $1,562, $1,058 and $ 586, respectively.